Magda El Guindi-Rosenbaum

+1.202.373.6091

mer@morganlewis.com

VIA EDGAR

January 3, 2020

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Traded Concepts Trust (File Nos. 333-156529 and 811-22263)

Ladies and Gentlemen:

On behalf of Exchange Traded Concepts Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and to the Investment Company Act of 1940, Post-Effective Amendment No. 272 to the Trust’s Registration Statement on Form N-1A (“PEA No. 272”). The purpose of PEA No. 272 is to reflect changes to the name, investment objective, and principal investment strategies of the Trust’s FLAG-Forensic Accounting Long-Short ETF.

Please contact me at 202.373.6091 with questions or comments.

Sincerely,

/s/Magda El Guindi-Rosenbaum
Magda El Guindi-Rosenbaum

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001